Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€)		12 Months Ended
	Nov. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Maximum credit risk corresponded to carrying amounts of debt instruments		€ 330,800,000	€ 20,500,000
Derivative financial instruments unrealized gross gain loss			€ 400,000
Increase in variable interest rate		0.50%	0.50%	0.50%
Decrease in variable interest rate		0.50%	0.50%	0.50%
Description of credit default swaps		The Group currently classifies an increase in credit risk on debt instruments as significant when the premium on a counterparty credit default swap has increased by 100 basis points since the initial recognition of the instrument (Level 2).
Equity ratio		37.40%	79.50%
Payment of investment subsidies		€ 0	€ 0	€ 0
Diluted number of shares			115,684	52,930
Inventory value		€ 0
Dilutive effect of share options on number of ordinary shares | shares		67,964
Dilutive effect of restricted share units on number of ordinary shares | shares		58,811
Dilutive effect of convertible bond on number of ordinary shares | shares		515,433
Cash receipts from derivative financial instruments reclassified from operating activities to investing activities			€ 900,000
Cash payments from derivative financial instruments reclassified from operating activities to investing activities				€ 500,000
Period for which accounts receivable shall be overdue to record impairment losses		2 years
Convertible Bond
Disclosure of significant accounting policies [line items]
Nominal value of the convertible bond		€ 325,000,000
Rent deposits [member]
Disclosure of significant accounting policies [line items]
Maximum credit risk of financial guarantees		€ 1,400,000	€ 1,000,000
Patents [member]
Disclosure of significant accounting policies [line items]
Diluted number of shares			57,035	120,214
Estimated useful lives		10 years
License rights [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives		8 to 13 years
Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives		3 - 5 years
Currency risk [member]
Disclosure of significant accounting policies [line items]
Number of unsettled forward rate agreements		0	1	9
Derivative financial instruments unrealized gross gain loss			€ 400,000	€ 100,000
Ten percent increase in foreign exchange rate [member] | Currency risk [member]
Disclosure of significant accounting policies [line items]
Decrease in foreign exchange rates of income		€ (82,900,000)	(6,700,000)	(1,400,000)
Ten percent decrease in foreign exchange rate [member] | Currency risk [member]
Disclosure of significant accounting policies [line items]
Decrease in foreign exchange rates of income		96,200,000	7,900,000	1,700,000
0.5% increase in variable interest rate [member]
Disclosure of significant accounting policies [line items]
Increase in net result		1,200,000	300,000	400,000
0.5% decrease in variable interest rate [member]
Disclosure of significant accounting policies [line items]
Decrease in net result		1,400,000	300,000	€ 100,000
Single most important customer [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Accounts receivable from customer		€ 50,100,000	€ 8,000,000
Percentage of accounts receivable		60.00%	53.00%	33.00%
Customer one [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer		78.00%	45.00%	65.00%
Customer two [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer		14.00%	31.00%	25.00%
Customer three [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer		1.00%	13.00%	5.00%
Lanthio Pharma BV [Member]
Disclosure of significant accounting policies [line items]
Percentage of direct ownership interest in subsidiary	100.00%
Lanthio Pep BV [Member]
Disclosure of significant accounting policies [line items]
Percentage of indirect ownership in subsidiary	100.00%